Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2020
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Schedule II - Valuation and Qualifying Accounts

Schedule II — Valuation and Qualifying Accounts

		Additions
	Beginning Balance	Charged to Costs & Expenses	Charged to Other Accounts	Deductions	Ending Balance
2020
Allowance for Uncollectible Accounts	$3,000	$—	$—	$3,000	$-
Reserve for Inventory Obsolescence	—	—	—	—
Reserve for Warranty	8,000	—	—	8,000	-
Deferred Tax Asset Valuation Allowance	4,872,000	—	—	(1,705,000)	3,167,000

2019
Allowance for Uncollectible Accounts	3,000	—	—	—	3,000
Reserve for Inventory Obsolescence	—	—	—	—
Reserve for Warranty	8,000	—	—	—	8,000
Deferred Tax Asset Valuation Allowance	5,686,000	—	—	(814,000)	4,872,000

2018
Allowance for Uncollectible Accounts	3,000	—	—	—	3,000
Reserve for Inventory Obsolescence	—	—	—	—
Reserve for Warranty	8,000	—	—	—	8,000
Deferred Tax Asset Valuation Allowance	$3,906,000	—	$1,780,000	—	$5,686,000